Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Line Items]
Pay vs Performance Disclosure, Table	Pay Versus Performance

The following table presents certain information regarding compensation paid and certain financial measures for the years ended December 31, 2024, 2023, and 2022 for the PEO and other NEOs, as disclosed in the Summary Compensation table above.

Pay-Versus-Performance Table
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO($)(3)	Average Summary Compensation table total for Non-PEO NEOs($)(2)	Average Compensation Actually Paid to Non-PEO NEOs($)(3)	Value of Initial Fixed Investment Based on Total Shareholder Return($) (4)	Net Income($)(5) (000’s)
2024	741,753	741,753	511,964	511,964	135.58	7,994
2023	564,156	564,156	497,857	497,857	105.29	8,704
2022	617,413	617,413	457,207	457,207	79.11	8,959

(1)Robert R. Chapman III was the Registrant’s Principal Executive Officer (PEO) for each of the 2023 and 2022 fiscal years.

(2) For the 2022 fiscal year, the Registrant’s Non PEO NEOs were J. Todd Scruggs, Michael A. Syrek, and Harry P. Umberger and for the 2023 fiscal year, the Registrant’s Non PEO NEOs were J. Todd Scruggs and Michael A. Syrek. In 2022, the compensation actually paid to Mr. Umberger was $384,616.

(3)No adjustments were required by Item 402(v) of Regulation S-K to total compensation for either 2024. 2023, or 2022 in determining compensation actually paid.

(4)In our 2024 proxy statement, due to an administrative error involving incorrect stock price data, we inadvertently reported our Total Shareholder Return (TSR) for 2022. We corrected the error and the correct number is reported above. This error was confined solely to the TSR disclosure and did not influence executive compensation decisions or other disclosures, as the Compensation Committee reviewed and utilized accurate data in their evaluations. We have implemented additional controls to prevent similar mistakes in the future.

(5)As reported on Registrant’s Consolidated Statements of Income for the applicable fiscal reporting year, as provided under Part II Item 8 of Registrant’s Annual Report on Form 10-K.

Company Selected Measure Name	Total Shareholder Return
Named Executive Officers, Footnote	Robert R. Chapman III was the Registrant’s Principal Executive Officer (PEO) for each of the 2023 and 2022 fiscal years.

(2) For the 2022 fiscal year, the Registrant’s Non PEO NEOs were J. Todd Scruggs, Michael A. Syrek, and Harry P. Umberger and for the 2023 fiscal year, the Registrant’s Non PEO NEOs were J. Todd Scruggs and Michael A. Syrek. In 2022, the compensation actually paid to Mr. Umberger was $384,616.

PEO Total Compensation Amount	$ 741,753	$ 564,156	$ 617,413
PEO Actually Paid Compensation Amount	$ 741,753	564,156	617,413
Adjustment To PEO Compensation, Footnote

			Equity Award Adjustments
Year	Summary compensation table total for PEO ($)	Reported Value of Granted Equity Awards ($)	Year end fair value of outstanding and unvested equity awards granted in the year ($)	Change in fair value of outstanding and unvested equity awards granted in prior years ($)	Compensation actually paid to PEO ($)
2024	741,753	-	N/A	N/A	741,753
2023	564,156	-	N/A	N/A	564,156
2022	617,413	-	N/A	N/A	617,413

Non-PEO NEO Average Total Compensation Amount	$ 511,964	497,857	457,207
Non-PEO NEO Average Compensation Actually Paid Amount	$ 511,964	497,857	457,207
Adjustment to Non-PEO NEO Compensation Footnote

			Equity Award Adjustments
Year	Summary compensation table total for Non-PEO NEOs ($) (1)	Reported Value of Granted Equity Awards ($)	Year end fair value of outstanding and unvested equity awards granted in the year ($)	Change in fair value of outstanding and unvested equity awards granted in prior years ($)	Compensation actually paid to Non-PEO NEOs ($)
2024	511,964	-	N/A	N/A	511,964
2023	497,857	-	N/A	N/A	497,857
2022	457,207	-	N/A	N/A	457,207

Compensation Actually Paid vs. Total Shareholder Return	The following graphs illustrate the relationship during 2022, 2023, and 2024 between compensation actually paid to our PEO and other NEOs and total shareholder return (“TSR”). .
Compensation Actually Paid vs. Net Income	The following graphs illustrate the relationship during 2022, 2023, and 2024 between compensation actually paid to our PEO and other NEOs and net income (in thousands).
Total Shareholder Return Amount	$ 135.58	105.29	79.11
Net income	$ 7,994,000	$ 8,704,000	$ 8,959,000
PEO Name	Robert R. Chapman III	Robert R. Chapman III	Robert R. Chapman III